Ivy Funds

Supplement dated July 14, 2017 to the

Ivy Funds Statement of Additional Information

dated July 5, 2017

The following is inserted immediately preceding the “Portfolio Managers — Portfolio Managers employed by IICO — Conflicts of Interest” section on page 126:

The following table provides information relating to the co-portfolio manager of the specified Fund as of June 30, 2017:

Rick Perry — Ivy Balanced Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	4	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,938.9	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Perry assumed co-investment management responsibilities for Ivy Balanced Fund effective July 2017.
**	This data does not include Ivy Balanced Fund, since Mr. Perry was not the portfolio manager of Ivy Balanced Fund on June 30, 2017.

The following is inserted immediately following the “Portfolio Managers — Portfolio Managers employed by IICO — Ownership of Securities” table on page 129:

As of June 30, 2017, the dollar range of shares beneficially owned by the portfolio manager noted below was:

	Fund(s) Managed in the Ivy Family of Funds		Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Rick Perry	Ivy Balanced	[1]	$50,001 to $100,000	$0	$50,001 to $100,000

[1]	Mr. Perry assumed co-investment management responsibilities for Ivy Balanced Fund effective July 2017.

The following is inserted immediately preceding the “Portfolio Managers — Portfolio Managers employed by Advantus Capital Management, Inc.” section on page 130:

As of June 30, 2017, the dollar range of shares deemed owned by the portfolio manager noted below was:

Manager	Fund(s) Managed in the Ivy Family of Funds		Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Rick Perry	Ivy Balanced	[2]	$0	$50,001 to $100,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
[2]	Mr. Perry assumed co-investment management responsibilities for Ivy Balanced Fund effective July 2017.

Supplement	Statement of Additional Information	1